EQUITY - Earnings Per Share Information (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Equity [abstract]
Limited partners	$ 194	$ 87	$ 386	$ 27
Income reallocation related to mandatorily convertible preferred shares	31	14	62	4
Net income attributable to limited partners – basic	225	101	448	31
Dilutive effect of conversion of preferred shares and options	10	6	19	0
Net income attributable to limited partners – diluted	$ 235	$ 107	$ 467	$ 31
Weighted average number of LP Units outstanding (in shares)	256.0	255.9	255.5	257.0
Mandatorily convertible preferred shares (in shares)	70.0	70.0	70.0	70.0
Weighted average number of LP Units outstanding - basic (in shares)	326.0	325.9	325.5	327.0
Dilutive effect of conversion of preferred shares and options (in shares)	19.6	22.3	18.4	0.2
Weighted average number of LP Units outstanding - diluted (in shares)	345.6	348.2	343.9	327.2
Convertible Capital Securities And Options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)			28.0